Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Major Components of Income Tax Expense

The major components of income tax expense for the year ended December 31 2021, 2020 and 2019 are as follows:

	2021	2020	2019
Current tax:
Current income tax benefit/(expense)	1,887	(1,442)	(672)
Adjustments in respect of income tax of previous years	(120)	(141)	(137)
	1,767	(1,583)	(809)
Deferred tax:
Relating to origination and reversal of temporary differences	888	(828)	(449)
	888	(828)	(449)
Income tax benefit/(expense) reported in the consolidated statement of operations	2,655	(2,411)	(1,258)

Summary of Reconciliation of Tax Expense and Accounting Loss

Reconciliation of tax expense and the accounting loss multiplied by Sweden’s corporate tax rate:

	2021	2020	2019
Accounting loss before tax	(215,048)	(57,950)	(34,367)
At Sweden’s corporate income tax rate of 20.6% (21.4%)	44,300	12,401	7,355
Effect of tax rates in foreign jurisdictions	(835)	(1,229)	(65)
Non-deductible costs	(2,712)	(3,141)	(777)
Adjustments in respect of income tax of previous years	(120)	(141)	(137)
Change in unrecognized deferred taxes	(38,915)	(10,373)	(7,381)
Tax effect of changes in tax rates	(13)	(439)	(252)
Other	950	511	(1)
Income tax benefit/(expense)	2,655	(2,411)	(1,258)

Summary of Deferred Tax

Deferred tax relates to the following:

	2021	2020
Property, plant and equipment	(36,642)	(4,131)
Tax losses carried forward	27,792	1,303
Leases	930	184
Share based compensation	282	—
Accrued expenses	1,280	731
Deferred tax credits	1,822	353
Loss allowances for financial assets	62	122
Other	4,090	157
Net deferred tax liabilities	(384)	(1,281)
Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	2,293	26
Deferred tax liabilities	(2,677)	(1,307)
Deferred tax liabilities, net	(384)	(1,281)

Summary of Reconciliation of Net Deferred Tax

A reconciliation of net deferred tax is shown in the table below:

	2021	2020
Balance at January 1	(1,281)	(454)
Movement recognized in the consolidated statement of operations	888	(828)
Exchange differences	9	1
Balance at December 31	(384)	(1,281)

Summary of Deferred Tax Assets Not Been Recognized

Deferred tax assets have not been recognized in respect of the following items:

	2021	2020
Loss allowance for trade receivables	49	577
Accrued expenses	64	1,754
Tax losses carried forward	71,124	29,877
Net interest expense carried forward	2,262	1,168
Other	718	189
Total unrecognized deferred tax assets	74,217	33,565

Summary of Tax Loss Carryforwards	Tax loss carry-forwards as at December 31, 2021 were expected to expire as follows:
Expected expiry	Less than 5 years	Unlimited	Total
Tax loss carry-forwards	—	484,225	484,225